Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Common Stock/Cumulative Preferred Stock/Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

31.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) as at December 31, 2011 and 2010 are as follows:

			2011			2010
millions of Canadian dollars	Opening Balance	Net Change	Ending Balance	Opening Balance	Net Change	Ending Balance
(Losses) gains on derivatives recognized as Cash Flow Hedges	$(2.2)	$(8.7)	$(10.9)	$(8.3)	$6.1	$(2.2)
Net change in unrecognized pension and post-retirement benefit costs	(394.5)	(122.9)	(517.4)	(281.1)	(113.4)	(394.5)
Unrealized loss on available-for-sale investments	(1.2)	(0.3)	(1.5)	(1.0)	(0.2)	(1.2)
Unrealized (loss) gain on translation of self-sustaining foreign operations	(166.3)	24.4	(141.9)	(135.8)	(30.5)	(166.3)
Accumulated Other Comprehensive Loss	$(564.2)	$(107.5)	$(671.7)	$(426.2)	$(138.0)	$(564.2)